Operating Lease - Schedule of Future Minimum Payments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
Remainder of 2025	¥ 301
2026	588
2027	682
2028	722
2029	395
Total lease payments	2,688
Less: imputed interest	(206)
Total lease liabilities, net of interest	¥ 2,482	¥ 2,683